Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000103967
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Accumulated Value	$ 9,576		$ 10,709	$ 12,053	$ 11,306	$ 9,441	$ 14,177	$ 12,317	$ 11,178	$ 12,936	$ 14,394	$ 18,157
C000103969
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Accumulated Value	10,000		11,207	12,640	11,890	9,959	14,978	13,050	11,861	13,773	15,361	19,433
C000103968
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charges)
Accumulated Value	10,000		11,088	12,391	11,538	9,563	14,251	12,287	11,060	12,695	14,036	17,568
C000103972
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		11,203	12,637	11,887	9,949	14,985	13,041	11,858	13,770	15,373	19,426
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EM Index (net)
Accumulated Value	10,000		11,722	14,644	13,559	11,161	17,677	15,668	13,991	15,132	16,356	21,190
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EM Index (net)
Accumulated Value	10,000		11,722	14,644	13,559	11,161	17,677	15,668	13,991	15,132	16,356	21,190
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EM Index (net)
Accumulated Value	10,000		11,722	14,644	13,559	11,161	17,677	15,668	13,991	15,132	16,356	21,190
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EM Index (net)
Accumulated Value	$ 10,000		$ 11,722	$ 14,644	$ 13,559	$ 11,161	$ 17,677	$ 15,668	$ 13,991	$ 15,132	$ 16,356	$ 21,190